UNITED STATES
                                       SECURITIES AND EXCHANGE COMMISSION
                                            Washington, D.C.  20549
                                                    FORM 13F
                                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 09/30/2008

Check here if Amendment       [ ]             Amendment Number:

This Amendment                [ ]             is a restatement
                              [ ]             adds new holding entries

Institutional Investment Manager Filing this Report:

Name:       UNITED BANK
Address:    2071 CHAIN BRIDGE ROAD, ST 300
            VIENNA, VA 22182


13F File Number: 40-93008

The institutional investment Manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: STEPHANIE D SHOWALTER
Title: VICE PRESIDENT
Phone: 304-424-8673
Signature, Place, and Date of Signing:

STEPHANIE D SHOWALTER    PARKERSBURG, WV    10/15/2008

Report Type     (Check only one)
                [X]            13F HOLDINGS REPORT
                [ ]            13F NOTICE
                [ ]            13F COMBINATION REPORT


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934

                                          FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                0
Form 13F Information Table Entry Total:           8
Form 13F Information Table Value Total:           $ 1,398

List of Other Included Managers:

NONE

FORM 13F INFORMATION TABLE
                                   TITLE                  VALUE     SHARES/  SH/  PUT/ INVSTMT OTHER          VOTING AUTHORITY
  NAME OF ISSUER                   OF CLASS     CUSIP     (X $1000) PRN AMOUNTPRN CALL DISCRTN MANAGERS SOLE     SHARED   NONE

  EXXON MOBIL CORP                 COM          30231G102       313     4034 SH        SOLE             4034
  EXXON MOBIL CORP                 COM          30231G102        18      230 SH        OTHER            230
  GENERAL ELECTRIC                 COM          369604103       283    11095 SH        SOLE             11095
  GENERAL ELECTRIC                 COM          369604103        30     1175 SH        OTHER            1175
  S&P MIDCAP 400 INDEX DEPOSITARY  COM          595635103       269     2040 SH        SOLE             2040
  S&P MIDCAP 400 INDEX DEPOSITARY  COM          595635103        69      520 SH        OTHER            520
  PROCTER & GAMBLE                 COM          742718109       364     5218 SH        SOLE             5218
  PROCTER & GAMBLE                 COM          742718109        52      750 SH        OTHER            750